Loss of Control of Canmart Ltd - Schdule of Carrying Amounts of Assets and Liabilities (Details) - Canmart Ltd. ("Canmart")	Jun. 30, 2025 USD ($)
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash	$ 174
Accounts receivable	78,737
Prepayments	62,461
Loan receivables	592,713
Property, plant and equipment	3,067
Intangible assets	17,009
Total Assets	754,161
Trade and other payables	766,986
Total Liabilities	766,986
Net liabilities	$ (12,825)